Insurance Contract Liabilities and Investment Contract Liabilities - Change in Investment Contract Liabilities without DPF (Details) - Investment contract liabilities without DPF - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Measured at fair value
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Investment contract liabilities, beginning balance	$ 3	$ 3
Deposits	0	0
Interest	0	0
Withdrawals	0	0
Fees	0	0
Other	0	0
Change in assumptions	0	0
Investment contract liabilities, ending balance	3	3
Measured at amortized cost
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Investment contract liabilities, beginning balance	2,517	2,305
Deposits	483	470
Interest	53	47
Withdrawals	(420)	(322)
Fees	(8)	(5)
Other	21	19
Change in assumptions	0	3
Investment contract liabilities, ending balance	$ 2,646	$ 2,517